UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2011

Date of reporting period:	January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—88.7%
$423	Adjustable Rate Mortgage Trust, 3.006%, 1/25/36, CMO, VRN	Caa3/CCC	$308,596
£405	Auburn Securities PLC, 0.989%, 10/1/41, CMO, FRN	Aaa/AAA	580,511
$706	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	C/NR	189,058
	Banc of America Commercial Mortgage, Inc., CMO,
2,600	5.658%, 6/10/49, VRN (j)	Aa3/A-	2,739,944
3,000	5.889%, 7/10/44, VRN (j)	NR/A+	3,258,670
868	5.918%, 4/11/36 (a)(d)	NR/AA-	721,594
	Banc of America Funding Corp., CMO,
490	2.717%, 12/20/36, VRN	Ba3/AAA	471,969
2,504	2.997%, 12/20/34, VRN	NR/A-	1,758,020
629	3.085%, 12/20/34, VRN	NR/BB+	430,885
3,502	5.445%, 3/20/36, FRN	Caa2/B-	2,740,484
2,241	5.940%, 10/20/46, FRN	NR/CCC	1,570,665
	Banc of America Large Loan, Inc., CMO, FRN (a)(d),
5,000	1.011%, 8/15/29 (j)	Aaa/AA	4,527,106
994	2.011%, 11/15/15	NR/NR	916,193
	Banc of America Mortgage Securities, Inc., CMO,
330	2.866%, 6/25/35, FRN	B2/NR	312,619
560	3.167%, 9/25/34, FRN	A2/NR	539,707
445	3.197%, 10/20/46, FRN	NR/CCC	271,675
2,782	5.042%, 6/25/35, FRN	B3/NR	2,524,578
3,564	5.50%, 4/25/34	NR/AAA	3,460,786
1,457	5.75%, 8/25/34 (j)	NR/AAA	1,529,241
€1,909	Bancaja Fondo de Titulizacion de Activos, 1.161%, 5/22/50, CMO, FRN	Aa3/AAA	2,048,174
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
$2,091	2.923%, 10/25/36, VRN	NR/CCC	1,310,398
238	2.939%, 9/25/34, VRN	Baa2/AA	184,992
963	2.972%, 1/25/35, FRN	Aa2/AA+	915,654
1,634	4.752%, 5/25/34, FRN (j)	A2/A+	1,614,986
868	5.278%, 3/25/35, VRN	Caa1/BB-	788,805
361	5.423%, 9/25/34, VRN	A2/AA-	360,960
1,046	5.654%, 8/25/47, VRN	NR/CCC	779,164
756	5.849%, 6/25/47, VRN	NR/CCC	629,649
	Bear Stearns Alt-A Trust, CMO,
3,985	0.42%, 6/25/46, FRN	Ca/D	1,918,466
2,272	0.61%, 1/25/35, FRN (j)	Aa2/AAA	1,910,613
1,329	0.86%, 6/25/34, FRN	A3/AAA	1,059,401
652	2.784%, 4/25/35, VRN	Ca/CCC	451,165
1,076	2.973%, 5/25/35, VRN	Caa2/B-	677,972
1,067	3.028%, 9/25/34, FRN	A1/AAA	853,712
1,161	3.498%, 9/25/34, VRN	A2/AAA	979,548
1,921	4.798%, 5/25/36, VRN	Ca/CC	1,221,859
7,530	5.077%, 8/25/36, VRN (j)	Caa3/D	4,267,138
1,428	5.233%, 11/25/36, VRN	Caa3/CCC	1,030,318
690	5.234%, 7/25/35, FRN	Caa3/CCC	494,252
136	5.528%, 11/25/35, VRN	Caa3/CCC	105,352
1,268	6.038%, 8/25/36, VRN	Caa3/CCC	846,507
	Bear Stearns Commercial Mortgage Securities, CMO,
2,287	0.371%, 3/15/19, FRN (a)(d)(j)	Aaa/AA	2,258,094
2,500	5.625%, 3/13/40, VRN (a)(d)(j)	NR/BBB+	2,133,850
1,000	5.694%, 6/11/50, VRN	NR/A+	1,068,885

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$4,200	5.717%, 6/11/40, VRN (j)	Aaa/NR	$4,541,505
1,518	7.00%, 5/20/30, VRN (j)	Aaa/AAA	1,672,387
£698	Bluestone Securities PLC, 0.965%, 6/9/43, CMO, FRN	NR/AAA	964,264
$4,889	CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39, CMO (a)(d)	C/BB-	2,470,875
	Chase Mortgage Finance Corp., CMO,
1,496	5.50%, 11/25/21	Caa1/CCC	1,415,198
2,600	6.00%, 3/25/37	Caa3/CCC	2,330,864
	Citigroup Mortgage Loan Trust, Inc., CMO,
1,219	3.168%, 3/25/37, VRN	NR/CCC	864,917
1,086	5.50%, 11/25/35	NR/CCC	860,010
5,500	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO (j)	Aaa/A-	5,736,616
2,030	Commercial Mortgage Pass Through Certificates, 5.306%, 12/10/46, CMO (j)	Aaa/NR	2,114,932
	Countrywide Alternative Loan Trust, CMO,
1,816	0.456%, 12/20/46, FRN	Ca/CCC	1,099,104
2,016	0.51%, 6/25/37, FRN	Ca/NR	1,015,243
4,433	0.591%, 11/20/35, FRN	Caa3/CCC	2,883,211
4,398	0.61%, 5/25/36, FRN	Caa3/CCC	2,558,104
747	5.50%, 10/25/35	Caa2/CCC	694,861
737	6.00%, 11/25/35	Caa3/CCC	489,920
850	6.00%, 4/25/36	Caa3/CCC	662,913
1,850	6.00%, 4/25/37	NR/CC	1,330,888
3,431	6.00%, 5/25/37	Caa3/CC	2,494,136
917	6.25%, 8/25/37	Caa3/CC	672,154
1,477	6.50%, 9/25/32	Caa1/CCC	1,366,617
2,453	6.50%, 7/25/35	Ca/CCC	1,455,515
1,307	6.50%, 6/25/36	Ca/NR	837,944
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,781	0.58%, 3/25/35, FRN	Caa2/AAA	1,251,450
100	0.68%, 11/25/34, FRN (a)(d)	Ba1/A	88,723
737	2.888%, 6/20/35, VRN	Caa3/B-	535,914
285	2.895%, 8/20/35, VRN	Caa3/CCC	216,668
178	2.984%, 8/25/34, VRN	Ba1/B+	132,784
67	3.033%, 10/20/35, VRN	Caa3/CCC	50,876
3,800	3.102%, 11/25/35, FRN	NR/CCC	3,029,460
2,487	3.568%, 3/25/37, VRN	Ca/CC	1,310,875
698	5.50%, 8/25/35	NR/CCC	637,137
2,200	5.773%, 9/25/47, VRN	NR/CCC	1,711,278
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
821	1.41%, 3/25/34, FRN	Aa2/AA+	702,445
3,102	7.50%, 5/25/32 (j)	Aaa/AAA	3,254,298
	Credit Suisse Mortgage Capital Certificates, CMO,
2,184	0.431%, 10/15/21, FRN (a)(d)(j)	Aa1/AAA	2,087,411
1,266	0.86%, 7/25/36, FRN	Caa3/D	579,404
886	5.896%, 4/25/36	Caa3/CCC	637,309
2,000	6.211%, 2/15/41, VRN (j)	NR/AA	2,145,790
765	6.50%, 5/25/36	Ca/D	510,218
991	6.50%, 7/26/36	NR/D	606,196
1,500	CWALT, Inc., 5.467%, 9/15/39 (a)(d)	NR/NR	1,464,742
€5,548	DECO Series, 1.191%, 10/27/20, CMO, FRN	Aaa/AAA	6,458,188
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, CMO,
$1,309	0.41%, 2/25/47, FRN	Ca/CCC	756,893

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$351	6.25%, 7/25/36, VRN	Caa2/CC	$266,917
1,554	Deutsche Mortgage Securities, Inc., 5.50%, 9/25/33, CMO (j)	Aaa/AAA	1,625,062
1,856	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.441%, 4/19/48, CMO, FRN	C/CCC	851,896
	EMF-NL, CMO, FRN,
€1,000	1.806%, 4/17/41	Aa1/AA+	1,031,951
€800	2.006%, 7/17/41	NR/AA	797,539
€1,000	2.256%, 10/17/41	NR/AA+	987,032
$1,619	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a)(d)	Ba1/NR	1,539,015
	First Horizon Alternative Mortgage Securities, CMO,
466	2.358%, 2/25/36, FRN	Caa2/CCC	330,959
655	2.376%, 8/25/35, FRN	C/CCC	168,380
1,393	2.378%, 2/25/35, FRN	NR/BBB-	1,193,198
3,669	5.396%, 11/25/36, FRN	NR/D	2,051,215
971	6.017%, 5/25/36, FRN	Ca/NR	561,439
350	6.25%, 11/25/36	NR/CCC	255,157
	First Horizon Asset Securities, Inc., CMO,
2,635	5.392%, 1/25/37, FRN	NR/CCC	2,077,860
385	5.50%, 8/25/35	C/NR	75,275
576	5.871%, 7/25/37, FRN	NR/CC	522,196
53,760	FREMF Mortgage Trust, 0.10%, 5/25/20, CMO, IO, VRN (b)(g)	NR/NR	322,329
	GMAC Mortgage Corp. Loan Trust, CMO, FRN,
458	3.094%, 6/25/34	NR/AAA	402,644
251	3.329%, 7/19/35	Caa2/CCC	241,205
456	3.342%, 6/25/34	NR/AAA	406,651
2,354	Greenpoint Mortgage Funding Trust, 0.44%, 1/25/37, CMO, FRN	Caa3/A-	1,557,401
	Greenwich Capital Commercial Funding Corp., CMO (j),
1,571	0.401%, 11/5/21, FRN (a)(d)	NR/BBB-	1,513,044
3,000	5.224%, 4/10/37, VRN	Aaa/AA+	3,207,815
3,000	5.444%, 3/10/39	Aaa/A	3,195,586
	GS Mortgage Securities Corp. II, CMO (a)(d),
10,446	1.585%, 8/10/43, IO, VRN	Aaa/NR	933,954
140	5.428%, 3/6/20, FRN	NR/BB	127,920
	GSR Mortgage Loan Trust, CMO,
1,386	0.71%, 7/25/37, FRN	NR/CCC	979,707
3,915	2.810%, 1/25/36, VRN (j)	NR/B+	3,381,715
79	3.140%, 12/25/34, VRN	Baa3/BBB-	59,549
2,705	5.50%, 7/25/35	Caa1/BBB-	2,542,132
136	6.00%, 9/25/34	NR/AAA	112,814
	Harborview Mortgage Loan Trust, CMO,
3,948	0.451%, 2/19/46, FRN (j)	Caa2/AAA	2,521,845
7,296	0.471%, 11/19/36, FRN	Caa3/B-	5,258,338
288	0.581%, 1/19/35, FRN	Baa2/AAA	198,141
734	0.821%, 6/19/34, FRN	Aa2/AAA	565,842
3,297	5.362%, 6/19/36, VRN	Ca/D	2,093,303
736	5.75%, 8/19/36, VRN	NR/CCC	525,857
852	Homebanc Mortgage Trust, 0.51%, 3/25/35, CMO, FRN	Caa1/AA-	645,523
€1,308	IM Pastor FTH, 1.162%, 3/22/44, CMO, FRN	Aa2/AA	1,336,959
$708	Impac CMB Trust, 0.52%, 11/25/35, CMO, FRN	Caa2/CC	438,866
3,146	Indymac INDA Mortgage Loan Trust, 4.845%, 12/25/36, CMO, VRN	Caa2/CCC	2,300,675
	Indymac Index Mortgage Loan Trust, CMO,
913	1.12%, 9/25/34, FRN	Baa3/BBB+	661,577

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$840	4.873%, 6/25/37, VRN	Ca/D	$497,027
2,454	5.083%, 5/25/37, VRN	Ca/D	1,526,264
3,000	5.556%, 11/25/36, VRN	Ca/CCC	2,205,366
565	5.75%, 5/25/37, FRN	C/D	109,281
	JLOC Ltd., CMO, FRN,
¥22,197	0.409%, 1/15/15 (b)	Aa2/A+	225,038
¥86,309	0.456%, 2/16/16	Aaa/AAA	860,499
	JPMorgan Alternative Loan Trust, CMO, VRN,
$1,063	5.323%, 5/25/36	NR/CCC	734,236
1,341	5.50%, 11/25/36	B3/CCC	1,259,933
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
5,000	0.711%, 7/15/19, FRN (a)(d)(j)	Baa1/NR	4,114,957
3,000	5.42%, 1/15/49 (j)	Aaa/NR	3,154,746
4,000	5.653%, 3/18/51, VRN (a)(d)(j)	A1/NR	3,983,498
100	5.794%, 2/12/51, VRN	Aaa/A+	107,678
	JPMorgan Mortgage Trust, CMO,
3,000	2.992%, 11/25/35, VRN	Caa1/B+	2,383,209
627	4.788%, 7/25/35, VRN	B3/B+	600,460
1,011	5.241%, 6/25/37, VRN	NR/CCC	822,795
130	5.260%, 10/25/36, VRN	Caa2/NR	99,112
2,805	5.50%, 11/25/34 (j)	Aaa/NR	2,557,147
2,454	5.719%, 5/25/36, VRN	Caa2/NR	2,121,872
470	6.00%, 8/25/37	NR/CC	428,137
	Landmark Mortgage Securities PLC, CMO, FRN,
£2,164	0.971%, 6/17/38	NR/AAA	2,928,118
€825	1.245%, 6/17/38	NR/AAA	953,452
$500	LB Commercial Conduit Mortgage Trust, 5.948%, 7/15/44, CMO, VRN	Aaa/A	533,738
	LB-UBS Commercial Mortgage Trust, CMO (j),
1,277	5.347%, 11/15/38	NR/AAA	1,363,332
2,000	5.43%, 2/15/40	NR/A+	2,122,340
4,392	Lehman Mortgage Trust, 6.00%, 5/25/37, CMO	NR/D	3,648,602
	MASTR Adjustable Rate Mortgage Trust, CMO,
1,902	0.47%, 4/25/46, FRN	Caa2/A	1,177,258
1,160	1.068%, 1/25/47, FRN	Caa3/CCC	567,129
1,615	3.392%, 10/25/34, VRN	NR/A	1,315,961
3,050	Merrill Lynch Mortgage Investors, Inc., 2.706%, 12/25/35, CMO, VRN	NR/B+	2,302,471
900	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO (j)	NR/A+	954,820
589	MLCC Mortgage Investors, Inc., 5.723%, 5/25/36, CMO, FRN	B3/AAA	544,595
	Morgan Stanley Capital I, CMO,
2,880	5.389%, 3/12/44, VRN (j)	Aaa/AAA	3,104,138
645	5.569%, 12/15/44	NR/A+	673,437
3,000	5.692%, 4/15/49, VRN (j)	Aa2/A-	3,160,096
	Morgan Stanley Mortgage Loan Trust, CMO,
1,507	2.692%, 7/25/35, VRN	NR/B-	1,129,008
770	3.261%, 1/25/35, VRN	NR/CCC	101,896
1,257	5.75%, 12/25/35	Caa3/CCC	1,000,218
1,000	6.00%, 8/25/37	NR/CCC	923,270
	Morgan Stanley Reremic Trust, CMO, VRN (a)(d)(j),
1,400	5.808%, 8/12/45	A3/NR	1,433,126
5,600	5.808%, 8/12/45	Aaa/NR	6,067,232
	Prime Mortgage Trust, CMO,
7,801	0.61%, 6/25/36, FRN	NR/CC	3,556,093

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$690	7.00%, 7/25/34	Caa2/B-	$669,173
2,000	Prudential Securities Secured Financing Corp.,
	6.755%, 6/16/31, CMO, VRN (a)(d)	NR/NR	1,979,429
	RBSCF Trust, CMO, VRN (a)(d),
2,000	5.223%, 8/16/48 (j)	NR/NR	2,036,709
937	5.331%, 2/16/44	NR/NR	949,614
£1,596	Real Estate Capital PLC, 0.968%, 7/15/16, CMO, FRN	NR/AAA	2,333,187
$84	Regal Trust IV, 3.163%, 9/29/31, CMO, FRN (a)(d)	NR/NR	79,652
	Residential Accredit Loans, Inc., CMO,
629	0.44%, 6/25/46, FRN	Caa2/CCC	279,014
1,370	0.59%, 4/25/37, FRN	Caa3/D	727,163
1,703	0.66%, 10/25/45, FRN	Caa3/B-	1,006,147
352	5.50%, 4/25/37	Caa3/D	223,029
1,472	6.00%, 8/25/35	NR/CCC	1,297,816
1,517	6.00%, 1/25/37	Caa3/D	1,071,205
1,137	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/D	800,073
	Residential Funding Mortgage Securities I, CMO,
966	5.771%, 7/27/37, VRN	NR/D	749,271
1,807	6.00%, 6/25/37	NR/CC	1,531,012
	RMAC Securities PLC, CMO, FRN,
£1,189	0.898%, 6/12/44	Aa1/AAA	1,664,243
€1,073	1.179%, 6/12/44	Aa1/AAA	1,300,375
	Salomon Brothers Mortgage Securities VII, Inc., CMO,
$1,156	6.50%, 2/25/29	NR/BB	1,211,108
	Sequoia Mortgage Trust, CMO,
2,375	0.461%, 7/20/36, FRN	B1/BBB+	1,965,903
3,696	0.481%, 3/20/35, FRN (j)	Baa2/AAA	3,168,649
979	5.386%, 1/20/38, VRN	NR/CC	652,916
	Structured Adjustable Rate Mortgage Loan Trust, CMO, VRN,
62	2.746%, 8/25/34	A3/AA	56,362
4,323	5.635%, 11/25/36	NR/CC	3,361,563
5,658	5.695%, 4/25/36	NR/CC	4,514,049
2,888	5.837%, 1/25/36	NR/CCC	2,294,918
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
46	0.46%, 9/25/47	Aa3/BBB	46,116
4,588	0.47%, 8/25/36	Caa3/CCC	3,226,987
379	0.49%, 5/25/45	Caa3/AAA	265,193
1,292	0.591%, 10/19/34 (j)	Aa1/AAA	1,195,418
1,161	Structured Asset Securities Corp., 2.531%, 1/25/34, CMO, VRN	A2/AA	999,186
1,081	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.846%, 10/25/37, CMO, FRN	Caa1/CCC	968,837
€229	Talisman Finance PLC, 1.198%, 4/22/17, CMO, FRN	A3/AA+	263,583
$390	TBW Mortgage-Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/D	602,140
1,000	UBS Commercial Mortgage Trust, 0.836%, 7/15/24, CMO, FRN (a)(d)	Baa2/B+	845,381
	Wachovia Bank Commercial Mortgage Trust, CMO,
510	0.351%, 9/15/21, FRN (a)(d)	Aaa/AA+	497,681
5,000	0.381%, 9/15/21, FRN (a)(d)(j)	Baa2/A+	4,618,840
1,560	1.261%, 9/15/21, FRN (a)(d)	Caa1/CCC-	1,452,182
3,490	5.738%, 5/15/43, VRN (j)	Aaa/NR	3,794,433
	WaMu Mortgage Pass Through Certificates, CMO,
82	0.55%, 10/25/45, FRN	B2/AAA	71,763
330	0.67%, 5/25/44, FRN	Aa2/AAA	261,050
253	2.359%, 3/25/33, FRN	Aaa/AAA	244,270

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$738	2.821%, 7/25/42, FRN	Aa3/AAA	$702,258
4,558	3.071%, 7/25/46, FRN	B2/B-	3,396,400
3,857	3.458%, 7/25/37, FRN	NR/CC	2,502,829
3,107	4.770%, 2/25/37, VRN	NR/CCC	2,494,195
3,841	5.286%, 12/25/36, VRN	NR/CCC	2,977,916
1,647	5.374%, 3/25/37, VRN	NR/CCC	1,278,122
4,379	5.387%, 6/25/37, FRN	NR/CCC	3,322,011
8,583	5.484%, 2/25/37, VRN	NR/CC	6,382,516
940	5.623%, 11/25/36, FRN	NR/CCC	716,910
3,543	5.668%, 7/25/37, FRN	NR/CCC	2,944,825
2,013	5.708%, 2/25/37, FRN	NR/CCC	1,585,719
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
1,394	1.173%, 10/25/46, FRN	Ca/CC	687,030
5,434	5.50%, 7/25/35	Caa2/B+	4,100,909
77	Washington Mutual MSC Mortgage Pass Through Certificates,
	2.475%, 6/25/33, CMO, FRN	Aaa/AAA	50,328
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,388	0.76%, 7/25/37, FRN	B3/NR	1,162,606
66	2.911%, 4/25/36, VRN	NR/CCC	60,667
173	2.911%, 4/25/36, VRN	NR/BB	154,350
5,195	4.338%, 7/25/36, FRN	NR/CCC	4,243,400
94	5.450%, 9/25/36, FRN	NR/CCC	79,962
262	5.454%, 10/25/36, FRN	Caa2/NR	215,946
141	5.50%, 1/25/36	Ca/NR	70,482
2,700	5.748%, 10/25/36, VRN	Caa1/NR	2,355,426
2,754	5.811%, 9/25/36, FRN	Caa2/NR	2,333,585
94	5.834%, 10/25/36, FRN	Caa2/NR	77,258
	Total Mortgage-Backed Securities (cost—$299,738,006)		343,851,810

CORPORATE BONDS & NOTES—49.2%
Airlines—7.0%
2,500	American Airlines, Inc., 10.50%, 10/15/12	B2/B	2,775,000
	American Airlines Pass Through Trust (j),
10,957	6.817%, 11/23/12	B2/B+	11,066,570
1,474	8.608%, 10/1/12	Ba3/B+	1,488,740
	Continental Airlines Pass Through Trust (j),
1,117	7.707%, 10/2/22	Baa2/BBB	1,234,108
1,107	8.048%, 5/1/22	Baa2/BBB	1,228,915
1,952	Delta Air Lines, Inc., 7.75%, 6/17/21 (j)	Baa2/A-	2,167,178
921	Northwest Airlines, Inc., 1.034%, 11/20/15, FRN (MBIA) (j)	Baa2/A-	874,896
	United Air Lines Pass Through Trust (j),
2,769	9.75%, 1/15/17	Baa2/BBB+	3,190,760
2,833	10.40%, 5/1/18	Baa2/BBB+	3,279,105
			27,305,272

Banking—9.8%
	Barclays Bank PLC,
3,000	6.05%, 12/4/17 (a)(d)(j)	Baa1/A	3,086,061
£1,900	14.00%, 6/15/19 (h)	Baa2/A-	3,750,899
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
€3,000	6.875%, 3/19/20 (e)	NR/NR	4,023,371
$6,875	11.00%, 6/30/19 (a)(d)(h)(j)	A2/AA-	8,912,090
7,300	Discover Bank, 7.00%, 4/15/20 (j)	Ba1/BBB-	8,001,311

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Banking (continued)
$5,000	Lloyds TSB Bank PLC, 6.375%, 1/21/21 (j)	Aa3/A+	$5,060,110
5,000	Regions Financial Corp., 7.75%, 11/10/14 (j)	Ba3/BB+	5,254,270
			38,088,112

Energy—1.5%
5,000	Power Sector Assets & Liabilities Management Corp., 7.25%, 5/27/19 (j)	Ba3/BB	5,762,415

Financial Services—10.6%
	Ally Financial, Inc. (j),
1,850	6.75%, 12/1/14	B3/B	1,978,993
5,000	8.30%, 2/12/15	B3/B	5,662,500
	AngloGold Ashanti Holdings PLC (j),
300	5.375%, 4/15/20	Baa3/BBB-	310,182
800	6.50%, 4/15/40	Baa3/BBB-	798,238
2,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(d)(j)	Baa3/BBB	2,052,774
	CIT Group, Inc. (j),
1,753	7.00%, 5/1/13	B3/B+	1,794,591
449	7.00%, 5/1/14	B3/B+	458,626
449	7.00%, 5/1/15	B3/B+	456,380
748	7.00%, 5/1/16	B3/B+	757,826
1,048	7.00%, 5/1/17	B3/B+	1,059,647
4,600	Ford Motor Credit Co. LLC, 7.80%, 6/1/12 (j)	Ba2/B+	4,909,842
5,000	HSBC Finance Corp., 6.676%, 1/15/21 (a)(d)(j)	Baa1/BBB+	5,187,455
2,500	Morgan Stanley, 0.783%, 10/15/15, FRN (j)	A2/A	2,372,715
	SLM Corp.,
150	0.603%, 1/27/14, FRN (j)	Ba1/BBB-	139,974
€1,250	1.356%, 6/17/13, FRN	Ba1/BBB-	1,542,592
$220	3.622%, 6/15/13, FRN	Ba1/BBB-	212,131
200	3.622%, 12/15/13, FRN	Ba1/BBB-	188,696
975	5.00%, 10/1/13 (j)	Ba1/BBB-	1,003,302
500	5.125%, 8/27/12 (j)	Ba1/BBB-	517,882
100	5.375%, 1/15/13 (j)	Ba1/BBB-	104,097
1,000	5.375%, 5/15/14 (j)	Ba1/BBB-	1,022,683
1,000	8.00%, 3/25/20 (j)	Ba1/BBB-	1,044,190
4,700	8.45%, 6/15/18 (j)	Ba1/BBB-	5,083,346
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)(j)	Baa3/BBB-	2,425,000
			41,083,662

Healthcare & Hospitals—0.9%
3,000	HCA, Inc., 8.50%, 4/15/19 (j)	Ba3/BB	3,360,000

Hotels/Gaming—2.2%
1,600	MGM Resorts International, 9.00%, 3/15/20 (a)(d)(j)	B1/B	1,776,000
5,995	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)(j)	Baa3/BB+	6,599,803
			8,375,803

Insurance—5.6%
	American International Group, Inc.,
6,200	5.85%, 1/16/18 (j)	Baa1/A-	6,485,392
1,650	6.25%, 5/1/36 (j)	Baa1/A-	1,648,345
3,700	6.40%, 12/15/20 (j)	Baa1/A-	3,953,280

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
$6,400	8.25%, 8/15/18 (j)	Baa1/A-	$7,561,728
£1,150	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	1,989,374
			21,638,119

Oil & Gas—6.4%
	Anadarko Petroleum Corp. (j),
$600	6.20%, 3/15/40	Ba1/BBB-	572,420
3,300	6.375%, 9/15/17	Ba1/BBB-	3,650,061
4,200	6.45%, 9/15/36	Ba1/BBB-	4,104,496
6,900	BP Capital Markets PLC, 4.75%, 3/10/19 (j)	A2/A	7,202,365
958	Global Geophysical Services, Inc., 10.50%, 5/1/17 (j)	B3/B	996,320
2,500	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (j)	Baa2/BBB	2,567,398
5,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)(j)	Baa3/NR	5,250,000
	Pride International, Inc. (j),
200	6.875%, 8/15/20	Ba1/BBB-	219,500
200	7.875%, 8/15/40	Ba1/BBB-	227,500
			24,790,060

Paper & Forest Products—0.5%
2,000	Weyerhaeuser Co., 7.375%, 3/15/32 (j)	Ba1/BBB-	2,031,750

Real Estate Investment Trust—1.6%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15 (j)	Baa3/BBB-	1,008,543
4,750	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (j)	Ba1/BB+	5,186,060
			6,194,603

Retail—0.9%
2,948	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)(j)	Baa2/BBB+	3,392,031

Telecommunications—1.2%
2,000	Frontier Communications Corp., 9.00%, 8/15/31 (j)	Ba2/BB	2,130,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba2/B+	2,040,000
500	Telecom Italia Capital S.A., 7.20%, 7/18/36 (j)	Baa2/BBB	482,166
			4,652,166

Utilities—1.0%
1,600	AES Andres Dominicana, 9.50%, 11/12/20 (a)(d)(j)	NR/B-	1,712,000
2,000	Energy Future Holdings Corp., 10.25%, 1/15/20 (a)(d)(j)	Caa3/B	2,125,286
			3,837,286
	Total Corporate Bonds & Notes (cost—$166,877,143)		190,511,279

ASSET-BACKED SECURITIES—13.8%
777	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	655,451
2,101	Accredited Mortgage Loan Trust, 0.44%, 4/25/36, FRN	Caa2/B	1,786,479
1,243	ACE Securities Corp., 0.66%, 8/25/45, FRN (j)	NR/AAA	1,177,126
	Advanta Business Card Master Trust, FRN,
943	0.511%, 6/20/14	Ca/CCC-	811,973
943	0.511%, 12/22/14	Ca/CCC-	811,973
870	American Express Credit Account Master Trust, 0.541%, 3/17/14, FRN (a)(d)	Baa2/BBB+	868,547
	Asset-Backed Funding Certificates, FRN,
16	0.82%, 10/25/33	Aaa/AAA	13,057
2,220	1.085%, 8/25/33 (j)	Aa2/AA	1,849,648
	Bear Stearns Asset-Backed Securities Trust,
531	0.76%, 9/25/34, FRN	NR/BBB	400,552

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$1,553	0.76%, 9/25/34, FRN	NR/A	$1,171,613
1,695	3.429%, 7/25/36, VRN	NR/CC	831,313
918	Bear Stearns Second Lien Trust, 0.48%, 12/25/36, FRN (a)(d)	B3/B	821,968
	Conseco Finance Securitizations Corp.,
1,772	7.27%, 9/1/31	Caa1/CCC-	1,849,446
664	7.96%, 2/1/32	Ca/CCC-	542,854
335	7.97%, 5/1/32	Ca/CCC-	255,630
3,873	8.06%, 5/1/31	Ca/NR	2,997,544
	Conseco Financial Corp.,
335	6.22%, 3/1/30	NR/BBB-	355,042
392	6.33%, 11/1/29, VRN	Baa2/NR	398,116
278	6.53%, 2/1/31, VRN	NR/CCC-	266,705
250	6.86%, 3/15/28	A2/NR	263,221
461	7.05%, 1/15/27	B3/B	414,923
1,330	7.14%, 3/15/28	Baa1/NR	1,441,348
962	7.24%, 6/15/28, VRN	Baa1/NR	1,001,616
1,076	7.40%, 6/15/27	A2/AA	1,115,665
146	7.65%, 10/15/27, VRN	Aa1/AAA	152,176
	Countrywide Asset-Backed Certificates,
31	0.41%, 3/25/47, FRN	Caa3/B-	21,328
1,434	0.60%, 12/25/36, FRN (a)(d)	NR/CCC	650,978
1,673	0.65%, 11/25/34, FRN (j)	Aaa/AAA	1,473,970
548	0.82%, 8/25/32, FRN	Aa2/CCC	355,376
264	4.693%, 10/25/35, VRN	B1/BB-	242,763
1,380	Countrywide Home Equity Loan Trust, 0.611%, 3/15/29, FRN (j)	Ba3/BBB-	1,271,746
12	Credit-Based Asset Servicing and Securitization LLC,
	0.35%, 7/25/36, FRN	Baa2/AAA	12,082
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	982,130
1,091	GSAMP Trust, 0.56%, 5/25/36, FRN (a)(d)	NR/A	917,730
	Home Equity Asset Trust,
12	0.31%, 3/25/37, FRN	Aa2/AAA	12,349
150	2.66%, 10/25/33, FRN	Ba1/B-	115,841
6,500	Indymac Residential Asset-Backed Trust, 0.58%, 4/25/47, FRN	Ca/CCC	3,097,546
	JPMorgan Mortgage Acquisition Corp., FRN,
172	0.31%, 10/25/36	Ba1/B-	166,900
14	0.34%, 8/25/36	Ca/CCC	4,651
239	Lehman XS Trust, 0.36%, 12/25/36, FRN	Caa1/D	230,084
	Long Beach Mortgage Loan Trust, FRN,
1,417	0.42%, 10/25/36	Ca/CCC	561,348
705	2.735%, 3/25/32	B3/NR	423,235
2,955	Loomis Sayles CBO, 0.533%, 10/26/20, FRN (a)(d)	Aa1/A+	2,654,761
765	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	702,461
7,355	Merrill Lynch First Franklin Mortgage Loan Trust, 0.50%, 5/25/37, FRN	Ca/CCC	3,663,702
2,446	Morgan Stanley Dean Witter Capital I, 1.685%, 2/25/33, FRN (j)	Aa2/AA	1,832,953
	Oakwood Mortgage Investors, Inc.,
44	0.491%, 5/15/13, FRN	Caa1/B-	34,603
1,450	8.00%, 10/15/26 (j)	NR/AAA	1,475,301
	Option One Mortgage Loan Trust,
12	0.38%, 2/25/38, FRN	Aa3/A	11,981
78	5.662%, 1/25/37	Caa2/CC	51,463
5,000	Origen Manufactured Housing, 7.65%, 3/15/32 (j)	B2/NR	5,040,024
198	Quest Trust, 1.16%, 6/25/34, FRN (a)(d)	Aa2/AA	197,574

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Residential Asset Mortgage Products, Inc.,
$54	4.02%, 4/25/33, VRN	Baa3/CC	$46,994
1,495	5.22%, 7/25/34, VRN	B3/CC	1,378,996
1,733	5.86%, 11/25/33	Aa3/AAA	1,448,299
	Residential Asset Securities Corp.,
56	0.45%, 3/25/36, FRN	Ba1/AAA	53,923
31	4.47%, 3/25/32, VRN	Aaa/AAA	31,032
559	Securitized Asset-Backed Receivables LLC Trust, 0.49%, 2/25/37, FRN	Ca/CCC	260,752
317	Specialty Underwriting & Residential Finance, 0.51%, 9/25/36, FRN	Ba3/A	299,081
1,101	Structured Asset Securities Corp., 0.56%, 6/25/35, FRN	Caa2/AA+	791,086
741	UCFC Home Equity Loan, 7.75%, 4/15/30, VRN	A2/B-	556,156
	Total Asset-Backed Securities (cost—$45,769,594)		53,325,185

SENIOR LOANS (a)(c)—5.9%
Computer Services—0.4%
1,864	First Data Corp., 3.01%, 9/24/14, Term B1		1,767,044

Financial Services—3.4%
6,000	American General Finance Corp., 7.25%, 4/21/15		6,095,418
	CIT Group, Inc.,
1,829	6.25%, 8/11/15, Term 3		1,877,356
	International Lease Finance Corp.,
2,900	6.75%, 3/17/15, Term B1		2,936,769
2,100	7.00%, 3/17/16, Term B2		2,127,000
			13,036,543

Healthcare & Hospitals—0.3%
1,000	HCA, Inc., 2.553%, 11/17/13, Term B1		999,435

Oil & Gas—1.3%
5,000	Petroleum Export, 3.319%, 12/7/12, Term B (e)		4,985,415

Printing/Publishing—0.1%
515	Tribune Co., 5.00%, 6/4/09, Term X (b)(f)(k)
	(acquisition cost-$499,096; purchased 11/30/07-2/27/09)		363,565

Utilities—0.4%
	Texas Competitive Electric Holdings Co. LLC,
1,877	3.761%, 10/10/14		1,552,906
38	3.803%, 10/10/14, Term B		31,158
76	3.803%, 10/10/14, Term B (b)(k)
	(acquisition cost-$58,810; purchased 7/30/10)		62,552
			1,646,616
	Total Senior Loans (cost—$22,558,822)		22,798,618

U.S. GOVERNMENT AGENCY SECURITIES—4.3%
397	Freddie Mac, 6.00%, 4/15/36, CMO,	Aaa/AAA	437,601
	Ginnie Mae, MBS,
11	6.00%, 11/15/34	Aaa/AAA	12,687
238	6.00%, 12/15/36 (j)	Aaa/AAA	262,331
1,831	6.00%, 2/15/37 (j)	Aaa/AAA	2,018,336

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$685	6.00%, 6/15/37 (j)	Aaa/AAA	$754,177
816	6.00%, 8/15/37 (j)	Aaa/AAA	898,582
445	6.00%, 10/15/37 (j)	Aaa/AAA	489,926
2,134	6.00%, 12/15/37 (j)	Aaa/AAA	2,349,854
164	6.00%, 3/15/38 (j)	Aaa/AAA	180,551
227	6.00%, 5/15/38 (j)	Aaa/AAA	249,560
292	6.00%, 6/15/38 (j)	Aaa/AAA	321,130
91	6.00%, 7/15/38 (j)	Aaa/AAA	99,917
273	6.00%, 9/15/38 (j)	Aaa/AAA	301,133
1,414	6.00%, 12/15/38 (j)	Aaa/AAA	1,557,239
6,141	6.00%, 10/15/39 (j)	Aaa/AAA	6,762,909

	Total U.S. Government Agency Securities (cost—$16,374,929)		16,695,933

Shares
CONVERTIBLE PREFERRED STOCK—4.2%
Financial Services—3.9%
14,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h)	Baa3/A-	15,116,250

Utilities—0.3%
25,500	PPL Corp., 9.50%, 7/1/13	NR/NR	1,384,650
	Total Convertible Preferred Stock (cost—$10,478,225)		16,500,900

Principal
Amount
(000s)
CONVERTIBLE BONDS—1.1%
Real Estate Investment Trust—1.1%
$3,800	SL Green Operating Partnership L.P., 3.00%, 10/15/17 (a)(d) (cost—$3,772,629)	NR/NR	4,118,250

MUNICIPAL BONDS—0.7%
California—0.2%
775	Statewide Communities Dev. Auth. Rev.,
	Lancer Student Housing Project, 9.50%, 6/1/14, Ser. B	NR/NR	789,958

West Virginia—0.5%
3,030	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BB+	2,085,579
	Total Municipal Bonds (cost—$3,680,109)		2,875,537

Shares
PREFERRED STOCK—0.2%
Financial Services—0.2%
	SLM Corp. CPI-Linked MTN, Ser. A (l),
32,400	3.172%, 3/15/17	Ba1/BBB-	638,280
8,500	3.546%, 1/16/18	Ba1/NR	164,475
	Total Preferred Stock (cost—$460,125)		802,755

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
U.S. TREASURY OBLIGATIONS—0.1%
	U.S. Treasury Notes,
$270	0.375%, 10/31/12		$269,452
100	2.375%, 8/31/14		103,953
	Total U.S. Treasury Obligations (cost—$374,312)		373,405

SHORT-TERM INVESTMENTS—13.7%
Corporate Notes—11.5%
Financial Services—10.9%
2,000	Ally Financial, Inc., 7.25%, 3/2/11 (j)	B3/B	2,007,674
	American General Finance Corp.,
3,000	0.552%, 12/15/11, FRN (j)	B3/B	2,881,140
€2,000	4.625%, 6/22/11	B3/NR	2,683,594
	Ford Motor Credit Co. LLC (j),
$3,000	3.053%, 1/13/12, FRN	Ba2/B+	3,026,250
6,500	7.25%, 10/25/11	Ba2/B+	6,701,428
2,525	9.875%, 8/10/11	Ba2/B+	2,624,293
	International Lease Finance Corp. (j),
8,150	4.75%, 1/13/12	B1/BB+	8,353,750
4,900	4.95%, 2/1/11	B1/BB+	4,900,000
8,000	5.45%, 3/24/11	B1/BB+	8,078,024
940	SLM Corp., 0.533%, 10/25/11, FRN (j)	Ba1/BBB-	937,391
			42,193,544

Insurance—0.5%
2,000	American International Group, Inc., 0.413%, 10/18/11, FRN (j)	Baa1/A-	1,990,752

Oil & Gas—0.1%
500	BP Capital Markets PLC, 0.442%, 4/11/11, FRN (j)	A2/NR	500,097
	Total Corporate Notes (cost—$42,267,191)		44,684,393

U.S. Treasury Obligations (i)(m)—0.6%
	U.S. Treasury Bills,
2,220	0.178%-0.191%, 6/9/11-7/28/11 (cost—$2,218,395)		2,218,647

Sovereign Debt Obligations—0.4%
Brazil—0.4%
BRL 2,880	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12, Ser. F (cost—$1,610,783)	Baa3/NR	1,685,096

U.S. Government Agency Securities—0.4%
	Freddie Mac, FRN,
$23	0.196%, 5/4/11 (i)	Aaa/AAA	23,005
1,470	0.353%, 4/7/11 (e)	Aaa/AAA	1,470,321
	Total U.S. Government Agency Securities (cost—$1,493,356)		1,493,326

Principal
Amount
(000s)		Value*
Repurchase Agreements—0.8%
$2,500	Credit Suisse Securities (USA) LLC, dated 1/31/11, 0.23%, due 2/1/11, proceeds $2,500,016; collateralized by U.S. Treasury Notes, 2.625%, due 1/31/18, valued at $2,545,565 including accrued interest	$2,500,000
532	State Street Bank & Trust Co., dated 1/31/11, 0.01%, due 2/1/11, proceeds $532,000; collateralized by U.S. Treasury Notes, 1.375%, due 5/15/13, valued at $545,112 including accrued interest	532,000
	Total Repurchase Agreements (cost—$3,032,000)	3,032,000
	Total Short-Term Investments (cost—$50,621,725)	53,113,462

	Total Investments, before securities sold short (cost—$620,705,619) (n)—181.9%	704,967,134

SECURITIES SOLD SHORT—(1.2)%
U.S. Treasury Obligations—(1.2)%
5,000	U.S. Treasury Notes, 2.625%, 11/15/20 (proceeds—$4,677,779)	(4,685,940)

	Total Investments, net of securities sold short (cost—$616,027,840)—180.7%	700,281,194
	Other liabilities in excess of other assets—(80.7)%	(312,763,113)
	Net Assets—100%	$387,518,081

Notes to Schedule of Investments:

*                      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)               Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $121,962,748, representing 31.5% of net assets.

(b)              Illiquid.

(c)               These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2011.

(d)              144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)               Delayed-delivery. To be delivered after January 31, 2011.

(f)                 In default.

(g)              Fair-Valued—Securities with an aggregate value of $322,329, representing 0.1% of net assets.

(h)              Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)                  All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(j)                  All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)               Restricted. The aggregate acquisition cost of such securities is $557,906 and the aggregate market value is $426,117, representing 0.1% of net assets.

(l)                  Floating Rate. The rate disclosed reflects the rate in effect on January 31, 2011.

(m)            Rates reflect the effective yields at purchase date.

(n)              At January 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $620,814,322. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $89,554,330; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $5,401,518; and net unrealized appreciation for federal income tax purposes was $84,152,812. The difference between book and tax cost was attributable to wash sales.

Glossary:

BRL—Brazilian Real

£—British Pound

CMO—Collateralized Mortgage Obligation

CPI—Consumer Price Index

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2011.

IO—Interest Only

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

MTN—Medium Term Note

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2011.

Other Investments:

(A) Credit default swap agreements:

Buy protection swap agreements outstanding at January 31, 2011 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Paid(Received)	Unrealized Depreciation
Bank of America:
American International Group	$6,200	2.02%	3/20/18	(5.00)%	$(1,153,707)	$(610,680)	$(543,027)
Morgan Stanley:
Dow Jones CDX HY-14 5-Year Index	10,000	3.71%	6/20/15	(5.00)%	(556,937)	220,000	(776,937)
					$(1,710,644)	$(390,680)	$(1,319,964)

Sell protection swap agreements outstanding at January 31, 2011 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Bank of America:
MetLife	$6,200	1.24%	9/20/15	1.00%	$(57,480)	$(416,629)	$359,149
Barclays Bank:
Gazprom	1,250	2.30%	12/20/17	1.90%	(26,819)	—	(26,819)
VTB Capital	1,250	2.90%	12/20/17	2.34%	(36,964)	—	(36,964)
Citigroup:
Majapahit Holding	3,000	2.77%	12/20/17	2.65%	(10,278)	—	(10,278)
Republic of Indonesia	3,000	1.86%	12/20/17	2.14%	58,365	—	58,365
SLM	4,150	1.91%	12/20/13	5.00%	382,925	358,732	24,193
Credit Suisse First Boston:
TNK	1,500	2.40%	12/20/17	3.15%	71,814	—	71,814
Deutsche Bank:
ING Bank	€5,000	1.23%	6/20/11	1.40%	15,955	—	15,955
SLM	$900	1.91%	12/20/13	5.00%	83,044	(126,000)	209,044
Merrill Lynch:
Dow Jones CDX HY-9 5-Year Index 35-100%	9,627	0.23%	12/20/12	1.44%	235,773	—	235,773
SLM	4,150	1.91%	12/20/13	5.00%	382,925	(508,375)	891,300
					$1,099,260	$(692,272)	$1,791,532

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at January 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value January 31, 2011	Unrealized Depreciation
Purchased:
68,899 South African Rand settling 7/28/11	JPMorgan Chase	$10,072	$9,346	$(726)
Sold:
3,493,000 British Pound settling 3/21/11	Barclays Bank	5,447,051	5,592,882	(145,831)
3,492,000 British Pound settling 3/21/11	Deutsche Bank	5,446,518	5,591,281	(144,763)
2,329,000 British Pound settling 3/21/11	Royal Bank of Scotland	3,640,820	3,729,121	(88,301)
8,637,000 Euro settling 4/19/11	Citigroup	11,657,014	11,829,938	(172,924)
8,636,000 Euro settling 4/19/11	UBS	11,641,984	11,828,568	(186,584)
84,371,000 Japanese Yen settling 4/14/11	Royal Bank of Scotland	1,013,160	1,030,378	(17,218)
223,567,350 Russian Ruble settling 4/1/11	Barclays Bank	7,318,080	7,473,862	(155,782)
				$(912,129)

At January 31, 2011, the Fund held $320,000 in principal value of U.S. Treasury Bills and $790,000 in cash as collateral for derivatives. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at January 31, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	1/6/11	2/2/11	$3,143,821	$3,142,800
	0.45%	1/24/11	2/17/11	2,975,773	2,975,475
	0.65%	1/5/11	2/2/11	1,688,323	1,687,500
	0.65%	1/27/11	2/28/11	2,939,890	2,939,625
	0.86%	1/28/11	2/24/11	6,472,618	6,472,000
	0.95%	12/6/10	2/11/11	3,969,962	3,964,000
	0.95%	12/17/10	2/18/11	5,594,783	5,588,000
Barclays Bank	0.26%	1/20/11	2/17/11	1,804,156	1,804,000
	0.26%	1/21/11	2/17/11	6,453,513	6,453,000
	0.50%	1/6/11	2/1/11	2,054,742	2,054,000
	0.50%	1/11/11	2/8/11	4,396,282	4,395,000
	0.50%	1/12/11	2/11/11	956,265	956,000
	0.50%	1/14/11	2/14/11	7,867,966	7,866,000
	0.50%	1/18/11	2/14/11	5,053,982	5,053,000
	0.50%	1/21/11	2/17/11	1,163,178	1,163,000
	0.50%	1/21/11	2/23/11	1,245,190	1,245,000
	0.50%	1/24/11	2/22/11	4,946,549	4,946,000
	0.50%	1/26/11	2/22/11	2,526,211	2,526,000
	0.50%	1/27/11	2/28/11	4,733,329	4,733,000
	0.50%	1/31/11	2/28/11	1,948,027	1,948,000
	0.70%	1/7/11	2/7/11	6,210,017	6,207,000
	0.70%	1/101	2/4/11	5,200,224	5,198,000
	0.70%	1/11/11	2/8/11	3,066,252	3,065,000
	0.70%	1/14/11	2/15/11	6,933,426	6,931,000
	0.70%	1/18/11	2/14/11	1,508,411	1,508,000
	0.70%	1/27/11	2/28/11	5,222,508	5,222,000
	0.70%	1/31/11	2/28/11	3,967,077	3,967,000
	0.86%	1/28/11	2/25/11	3,841,367	3,841,000
	0.861%	1/12/11	2/14/11	14,262,822	14,256,000
	1.261%	1/12/11	2/14/11	2,811,969	2,810,000
	1.36%	1/19/11	2/17/11	4,252,087	4,250,000
Credit Suisse First Boston	0.50%	1/6/11	2/3/11	23,442,462	23,434,000
	0.50%	1/10/11	2/7/11	1,804,551	1,804,000
	0.50%	1/12/11	2/9/11	3,028,841	3,028,000
	0.50%	1/12/11	2/11/11	3,938,094	3,937,000
	0.50%	1/18/11	2/15/11	1,265,246	1,265,000
	0.60%	1/6/11	2/3/11	5,652,448	5,650,000
	0.65%	1/6/11	2/1/11	4,434,081	4,432,000
	0.65%	1/6/11	2/3/11	8,588,030	8,584,000
	0.65%	1/10/11	2/7/11	3,274,300	3,273,000
	0.65%	1/12/11	2/9/11	6,844,471	6,842,000
	0.65%	1/12/11	2/11/11	10,471,780	10,468,000
	0.65%	1/21/11	2/22/11	1,078,214	1,078,000
Goldman Sachs	0.25%	1/20/11	2/17/11	7,341,612	7,341,000
Greenwich Capital Markets	0.50%	1/14/11	2/15/11	1,022,256	1,022,000
	0.50%	1/21/11	2/18/11	1,906,291	1,906,000
	0.50%	1/21/11	2/22/11	761,116	761,000
	0.50%	1/24/11	2/18/11	3,435,382	3,435,000
	0.50%	1/26/11	2/24/11	1,560,130	1,560,000
	0.76%	1/25/11	2/23/11	5,714,844	5,714,000
	0.86%	1/21/11	2/18/11	3,672,965	3,672,000
	0.86%	1/25/11	2/23/11	6,463,081	6,462,000
	0.861%	1/10/11	2/7/11	2,882,516	2,881,000
	0.861%	1/12/11	2/11/11	6,137,936	6,135,000
	0.861%	1/14/11	2/15/11	867,373	867,000
	1.01%	1/21/11	2/18/11	6,365,964	6,364,000
	1.061%	1/12/11	2/11/11	3,682,170	3,680,000
	1.061%	1/14/11	2/15/11	1,870,992	1,870,000
	1.261%	1/12/11	2/11/11	2,662,865	2,661,000
JPMorgan Chase	0.60%	1/6/11	2/3/11	10,468,534	10,464,000
	0.60%	1/12/11	2/14/11	22,851,615	22,844,000
Morgan Stanley	0.80%	1/7/11	2/4/11	548,304	548,000
	0.80%	1/11/11	2/10/11	5,661,641	5,659,000
	0.95%	1/7/11	2/4/11	9,851,495	9,845,000
	0.95%	1/18/11	2/16/11	6,408,367	6,406,000
	1.35%	1/18/11	2/16/11	1,776,932	1,776,000
					$316,834,400

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended January 31, 2011 was $312,324,983 at a weighted average interest rate of 0.69%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2011 was $349,900,264.

At January 31, 2011, the Fund held $500,000 in principal value of U.S. Treasury Bills, $680,955 in Corporate Bonds and Notes, and $1,490,000 in cash as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at January 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 1/31/11
Investments in Securities - Assets
Mortgage-Backed Securities	—	$343,529,481	$322,329	$343,851,810
Corporate Bonds & Notes:
Airlines	—	2,775,000	24,530,272	27,305,272
All Other	—	163,206,007	—	163,206,007
Asset-Backed Securities	—	53,325,185	—	53,325,185
Senior Loans	—	22,798,618	—	22,798,618
U.S. Government Agency Securities	—	16,695,933	—	16,695,933
Convertible Preferred Stock	$16,500,900	—	—	16,500,900
Convertible Bonds	—	4,118,250	—	4,118,250
Municipal Bonds	—	2,875,537	—	2,875,537
Preferred Stock	802,755	—	—	802,755
U.S. Treasury Obligations	—	373,405	—	373,405
Short-Term Investments	—	53,113,462	—	53,113,462
Total Investments in Securities - Assets	$17,303,655	$662,810,878	$24,852,601	$704,967,134

Investments in Securities - Liabilities
Securities Sold Short	—	$(4,685,940)	—	$(4,685,940)

Other Financial Instruments* - Assets
Credit Contracts	—	$1,865,593	—	$1,865,593

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(1,383,747)	$(10,278)	$(1,394,025)
Foreign Exchange Contracts	—	(912,129)	—	(912,129)
Total Other Financial Instruments* - Liabilities	—	$(2,295,876)	$(10,278)	$(2,306,154)

Total Investments	$17,303,655	$657,694,655	$24,842,323	$699,840,633

There were no significant transfers between Levels 1 and 2 during the three months ended January 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2011, was as follows:

	Beginning Balance 10/31/10	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 1/31/11
Investments in Securities - Assets
Mortgage-Backed Securities	$2,395,460	$318,227	$926	—	$22,072	—	$(2,414,356)	$322,329
Corporate Bonds & Notes:
Airlines	24,819,086	(218,118)	161,680	$4,057	(236,433)	—	—	24,530,272
Hotel/Gaming	6,188,599	(45,625)	(452)	(428)	457,709	—	(6,599,803)	—
Asset-Backed Securities	2,647,003	—	15,157	—	(7,399)	—	(2,654,761)	—
Total Investments in Securities - Assets	$36,050,148	$54,484	$177,311	$3,629	$235,949	—	$(11,668,920)	$24,852,601
Other Financial Instruments* - Assets
Credit Contracts	$40,334	—	—	—	$(50,612)	—	—	$(10,278)
Total Investments	$36,090,482	$54,484	$177,311	$3,629	$185,337	—	$(11,668,920)	$24,842,323

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments which the Fund held at January 31, 2011 was $202,157 and $(50,612), respectively.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s Internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 25, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 25, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 25, 2011